Document And Entity Information	May 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2025
Entity Registrant Name	iTeos Therapeutics, Inc.
Entity Central Index Key	0001808865
Entity Emerging Growth Company	true
Entity File Number	001-39401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3365066
Entity Address, Address Line One	321 Arsenal Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	217 0161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ITOS
Security Exchange Name	NASDAQ